Condensed Consolidated Interim Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
REVENUE	$ 417,932		$ 818,632	$ 155,000	$ 155,000	$ 1,966,731
COST OF REVENUE (excluding depreciation)	(292,552)		(547,103)	(145,000)	(631,691)	(1,699,170)
GROSS PROFIT	125,380		271,529	10,000	(476,691)	267,561
Operating expenses:
Selling, general and administrative expenses	(5,534,743)	(13,259,580)	(25,175,456)	(33,826,482)	(41,301,237)	(40,407,718)
OPERATING INCOME (EXPENSE)	(5,409,363)	(13,259,580)	(24,903,927)	(33,816,482)	(41,777,928)	(40,140,157)
Other income/(expense), net	(67,298)	(3,551,470)	(78,635)	(457,994)	(1,214,796)	(11,950,989)
LOSS BEFORE INCOME TAXES					(42,992,724)	(52,091,146)
Income Taxes						(2,513)
NET LOSS	$ (5,476,661)	$ (16,811,050)	$ (24,982,562)	$ (34,274,476)	$ (42,992,724)	$ (52,093,659)
Class A Subordinate Voting Shares [Member]
Operating expenses:
Loss Per Class B Proportionate Voting Shares - Basic	$ (0.47)	$ (2.63)	$ (2.50)	$ (7.12)	$ (5.49)	$ (9.44)
Loss Per Class B Proportionate Voting Shares - Diluted	$ (0.47)	$ (2.63)	$ (2.50)	$ (7.12)	$ (5.49)	$ (9.44)
Class B Subordinate Voting Shares used in computing earnings per share - Basic	11,253,519	6,386,293	9,858,896	4,811,546	7,825,570	3,205,324
Class B Subordinate Voting Shares used in computing earnings per share - Diluted	11,253,519	6,386,293	9,858,896	4,811,546	7,825,570	3,205,324
Class B Proportionate Voting Shares [Member]
Operating expenses:
Loss Per Class B Proportionate Voting Shares - Basic	$ (2.94)		$ (15.60)			$ (22.50)
Loss Per Class B Proportionate Voting Shares - Diluted	$ (2.94)		$ (15.60)			$ (22.50)
Class B Subordinate Voting Shares used in computing earnings per share - Basic	61,082		23,909			370,370
Class B Subordinate Voting Shares used in computing earnings per share - Diluted	61,082		23,909			370,370